Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10 K)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected Federal Tax	(35.00%)	(21.00%)	(34.00%)
State Tax (Net of Federal Benefit)		(2.40%)	(5.50%)
Accretion of notes payable discount		0.90%	4.40%
Inducement expense		0.00%	15.90%
Stock-based compensation		0.00%	10.50%
Other permanent differences		0.00%	0.20%
True up of prior year deferred tax assets		(3.20%)	1.30%
Change in federal and state tax rates		0.00%	18.40%
Note Extinguishment		(1.30%)	0.00%
Change in valuation allowance		27.00%	(11.20%)
Effective rate of income tax		0.00%	0.00%